CONDENSED SCHEDULE OF INVESTMENTS - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	4.98%	(0.24%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 22,685,702	$ (950,202)
Exchange Traded Futures Contracts Currencies [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.01%	0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 51,834	$ 11,463
Exchange Traded Futures Contracts Currencies [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.00%	0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (19,221)	$ 2,385
Exchange Traded Futures Contracts Energies [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.91%	0.40%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 4,130,190	$ 1,587,533
Exchange Traded Futures Contracts Energies [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.66%	0.05%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 2,993,111	$ 213,078
Exchange Traded Futures Contracts Grains [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.09%	0.01%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 400,196	$ 31,155
Exchange Traded Futures Contracts Grains [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.02%)	0.02%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (100,750)	$ 74,547
Exchange Traded Futures Contracts Interest Rates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.04%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (183,318)
Exchange Traded Futures Contracts Interest Rates [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	2.93%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 13,344,483
Exchange Traded Futures Contracts Livestock [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.00%)	(0.01%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (25,990)	$ (18,210)
Exchange Traded Futures Contracts Livestock [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 17,170
Exchange Traded Futures Contracts Metals [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.17%	1.09%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 788,340	$ 4,360,711
Exchange Traded Futures Contracts Metals [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.15%)	(0.98%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (650,216)	$ (3,921,479)
Exchange Traded Futures Contracts Softs [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.02%)	(0.01%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (89,566)	$ (53,106)
Exchange Traded Futures Contracts Softs [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.01%)	0.00%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (35,000)	$ 12,566
Exchange Traded Futures Contracts Stock Indices [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.06%)	0.19%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (262,708)	$ 746,305
Exchange Traded Futures Contracts Stock Indices [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.03%	0.04%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 139,034	$ 152,730
Future [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	4.50%	0.01%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 20,480,419	$ 35,062
Future [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	1.06%	0.83%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 4,808,978	$ 3,301,276
Future [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	3.44%	(0.82%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 15,671,441	$ (3,266,214)
Two Year US Treasury Note [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.06%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 275,407
Thirty Year US Treasury Note [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.01%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 46,531
Other Interest Rates [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	2.86%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 13,022,545
Forward Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	0.48%	(0.25%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 2,205,283	$ (985,264)
Forward Contracts [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	1.06%	1.68%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ 4,825,541	$ 6,719,651
Forward Contracts [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	(0.58%)	(1.93%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net	$ (2,620,258)	$ (7,704,915)
Interest Rate Contract [Member] | Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		(0.84%)
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ (3,364,575)
Interest Rate Contract [Member] | Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets		0.05%
Investment Owned, Unrecognized Unrealized Appreciation (Depreciation), Net		$ 182,789